-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
                                                       |
                                                       |Estimated average burden
                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-04804
                                       -----------------------------------------

                         The Elite Group of Mutual Funds
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        1325 4th Avenue, Suite 1744            Seattle, WA  98101
   -----------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                              Richard S. McCormick

McCormick Capital Management   1325 4th Avenue, Suite 1744    Seattle, WA  98101
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (206) 624-5863
                                                    ----------------

Date of fiscal year end:      September 30, 2003
                          ---------------------------

Date of reporting period:     September 30, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================




THE
ELITE
GROUP OF MUTUAL FUNDS __________________________________________________________













                                  ANNUAL REPORT


                               SEPTEMBER 30, 2003

September 30, 2003

Dear Shareholders:

Attached  with this letter is the  audited  Annual  Report for The Elite  Group:
Growth & Income and Income Fund.

September 30th marked the completion of our sixteenth year. It is my guess that on average, our clients have been with us for ten years or longer. We really do appreciate everyone's support and patronage.

THE ELITE GROWTH & INCOME FUND
The financial statements that make up the Annual Report give us the opportunity to review what has happened and gain some insight into what may happen. For the twelve months ending September 30th, the Growth & Income Fund is up 21.1%. It would have been nice if the stock market would have been positive a little bit each month, but the financial reality is that investors were bounced around by outside news events such as financial scandals and the prospects/reality of war.

My message in my last several newsletters has been that I believe the worst in behind us with respect to the three years of stock market hell that ended in March of this year. There will always be periods of stock market weakness but it appears to me that the market is back to the fundamentals of economic growth and corporate earnings. There is an additional huge positive for stock investors that did not exist at this time last year. The recent tax cut to 15% for both capital gains and dividends makes stocks a superior investment.

In our Growth & Income portfolio we continue to have an emphasis on health care companies. There is a broad spectrum of investments that include eye and dental care companies, hospital and HMO companies, along with pharmaceutical, pharmaceutical wholesale and biotechnology companies.

In addition to health care, financial type stocks are our second largest area of investment focus. We have representation in banking with investment in
Washington Mutual and Citigroup. There are also holdings in insurance stocks such as American International, AFLAC (the duck) and March McLennan.

THE ELITE INCOME FUND
For the fourth year in a row the bond market was the beneficiary of a weak economy and stress in the stock market. The Elite Income was up 5.03% for our fiscal year ending September 30th.

With interest rates at a 50 year low in June, the investment challenge will be to balance our desire to get income against preserving the capital. When we are forced with those choices we favor preservation of capital. To address this problem, we continue to shorten the maturities of our bonds and continue to monitor credit quality.

Keeping you advised, informed and educated is always our intent. If you have questions with respect to the Annual report or your account, please call.

Warm Regards,

Dick McCormick


[GRAPHIC OMITTED]


                                                          ELITE GROWTH & INCOME FUND
                                                          STANDARD & POORS 500 INDEX
                                                         LIPPER: MULTI-CAP CORE INDEX


                                         9/93    9/94     9/95    9/96     9/97    9/98     9/99     9/00     9/01    9/02    9/03
                                         ----    ----     ----    ----     ----    ----     ----     ----     ----    ----    ----
Elite Growth & Income Fund  $21,691     10,000  11,180   13,407  16,659   22,433  21,352   22,977   28,316   25,182  17,912  21,691
Standard & Poors 500 Index  $26,036     10,000  10,368   13,448  16,181   22,725  24,781   31,670   35,876   26,322  20,929  26,036
Lipper Multi-cap Core Index $23,175     10,000  10,287   12,661  14,883   20,290  20,278   25,407   30,889   22,697  18,710  23,175

                                                11.80%   19.92%  24.26%   34.66%  -4.82%    7.61%   23.24%  -11.07% -28.87%  21.10%
                                                 3.68%   29.71%  20.32%   40.44%   9.05%   27.80%   13.28%  -26.63% -20.49%  24.40%
                                                 2.87%   23.08%  17.55%   36.33%  -0.06%   25.29%   21.58%  -26.52% -17.57%  23.87%

----------------------------------
  Average Annual Total Return
     1 year       21.10%
     3 year       -8.50%
     5 year        0.31%
    10 year        8.05%
----------------------------------

Past Performance is not predictive of future performance.


[GRAPHIC OMITTED]

                                                               ELITE INCOME FUND
                                                         LEHMAN SHORT-TERM GOVT. INDEX
                                                        LEHMAN INTERMEDIATE GOVT. INDEX


                                         9/93    9/94     9/95     9/96     9/97    9/98     9/99     9/00     9/01    9/02    9/03
Elite Income Fund $17,912               10,000   9,593   10,798  11,206   12,237  13,882   13,664   14,556   16,177  17,054  17,912
Lehman Intermediate Govt.Index $18,030  10,000   9,850   10,894  11,450   12,346  13,656   13,729   14,581   16,458  17,422  18,030
Lehman Short-Term Govt.Index   $17,836  10,000  10,115   10,943  11,563   12,358  13,338   13,660   14,459   16,002  17,351  17,836

                                                -4.07%   12.56%   3.78%    9.20%  13.44%   -1.57%    6.53%   11.14%   5.42%   5.03%
                                                -1.50%   10.60%   5.10%    7.83%  10.61%    0.53%    6.21%   12.87%   5.86%   3.49%
                                                 1.15%    8.19%   5.66%    6.88%   7.93%    2.41%    5.85%   10.67%   8.43%   2.80%

---------------------------------
       Average Annual
        Total Return
     1 year        5.03%
     3 year        7.16%
     5 year        5.23%
    10 year        6.00%
---------------------------------

Past Performance is not predictive of future performance.


Above are two charts that show the growth in value of a hypothetical $10,000 investment in the Elite Growth & Income Fund and various indices. The Charts start on 9/30/93, which give a ten-year record. As an investor, your investment results may differ significantly depending on when you intitiated your investment and if there were subsequent investments.

Management of the funds does not think that there is only one index (stock or bond) that accurately reflects how the Elite Funds are managed. Our funds are managed to our clients' objectives within the parameters of our prospectus, following the rules and regulations of various regulatory agencies. The various stock and bond indices are unmanaged, make no allowance for operation expenses and are free from regulation and tax implications.

                REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS




TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE ELITE GROUP


We have audited the accompanying statements of assets and liabilities of The Elite Growth and Income Fund and The Elite Income Fund, each a series of shares of beneficial interest of The Elite Group, including the portfolios of investments as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Elite Growth and Income Fund and The Elite Income Fund as of September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.



                                               TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
OCTOBER 22, 2003


THE ELITE GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2003
===========================================================================================================================

                                               MARKET VALUE                                                   MARKET VALUE
  SHARES  COMMON STOCK 100.76%                   NOTE 2A          SHARES                                         NOTE 2A
  ------  --------------------                   -------          ------                                         -------
          BUSINESS SERVICES 5.85%                                         PHARMACEUTICAL GOODS & SERVICES  19.94%
          -----------------------                                         ---------------------------------------
  30,000  A.J. Gallagher & Co.                 $    848,400       20,000  Amerisource Bergen                 $  1,081,000
  25,000  Affiliated Computer Services*           1,217,250       70,000  Antigenics*                             854,000
  50,000  FTI Consulting*                           867,500       50,000  Bristol-Meyers Squibb                 1,283,000
                                               ------------       20,000  Cardinal Health                       1,167,800
             Total Business Services              2,933,150       20,000  Forest Laboratories, Inc.             1,029,000
                                               ------------       60,000  ID Biomedical Corp.                   1,049,400
          CAPITAL/INDUSTRIAL GOODS & SERVICES 15.00%              20,000  Johnson & Johnson                       990,400
  14,400  Dow Chemical Co.                          468,576       40,000  McKesson Corp.                        1,331,600
  30,000  General Electric Co.                      894,300       40,000  Pfizer, Inc.                          1,215,200
  30,000  L-3 Communications*                     1,297,500                 Total Pharmaceutical              -----------
  40,000  Masco Corp.                               979,200                   Goods & Services                 10,001,400
  12,000  Northrop Grumman Corp.                  1,034,640                                                   -----------
  30,000  Pentair, Inc.                           1,196,100
  10,000  Praxair, Inc.                             619,500               MISCELLANEOUS 4.54%
  80,000  Western Digital*                        1,031,200       15,000  S&P Midcap 400 Index Dep. Rec.        1,400,250
             Total Capital/Industrial Goods &  ------------       40,000  Utilities Select SPDR Fund              876,000
               Services                           7,521,016                                                   -----------
                                               ------------               Total Miscellaneous                   2,276,250
          CONSUMER GOODS & SERVICES 14.59%                                Total Value of Common Stock         -----------
  30,000  American Italian Pasta*                 1,160,700                 (Cost $42,474,584)                 50,529,716
  80,000  Cendant Corporation                     1,495,200                                                   -----------
  40,000  Constellation Brands, Inc.*             1,219,600
  60,000  Hancock Fabrics, Inc.                     946,800               OPTIONS - COVERED CALLS (1.03%)
  20,000  Hillenbrand Industries, Inc.            1,128,400         (250) Affiliated Computers, 1/16/04 $50       (92,500)
  25,000  Scotts Company*                         1,367,500         (200) Amerisource Bergen, 11/21/03 $60        (14,500)
             Total Consumer Goods &            ------------         (300) Anaarko Petroleum, 11/21/03 $45         (26,250)
               Services                           7,318,200         (300) Cooper Companies, 11/22/03 $40          (70,500)
                                               ------------         (300) HCA, Inc., 11/22/03 $37.50              (35,250)
                                                                    (800) Western Digital, 1/16/04 $10           (280,000)
          ENERGY 4.88%                                                      Total Value of Covered Calls      -----------
  30,000  Anadarko Petroleum                      1,252,800                   (Cost $(466,228)                   (519,000)
  60,000  Chesapeake Energy                         646,800                                                   -----------
  20,000  China Petroleum & Chemical ADR            547,600               Total Investments
                                               ------------                (Cost $42,008,356)        99.73%    50,010,716
             Total Energy                         2,447,200
                                               ------------               Cash and receivables
                                                                           in excess of liabilities   0.27%       137,171
          FINANCIAL INTERMEDIARIES 17.07%                                                            ------   -----------
  40,000  ACE Limited                             1,323,200
  20,000  AFLAC, Inc.                               646,000               Net Assets                100.00%  $ 50,147,887
  24,000  Amer. International Group               1,384,800                                         =======   ===========
  35,000  Citigroup, Inc.                         1,592,850
  10,000  Fannie Mae                                702,000
  40,000  Fleetboston Financial                   1,206,000
  10,000  Freddie Mac                               523,500
  30,000  Washington Mutual Savings               1,181,100
                                               ------------
             Total Financial Intermediaries       8,559,450
                                               ------------

          HEALTH CARE GOODS & SERVICES 18.89%                             At September 30, 2003, unrealized appreciation
  30,000  Cooper Companies, Inc.                  1,222,500               of securities for Federal Income Tax purposes
  20,000  Dentsply International                    896,800               based on cost of $42,100,253 is as follows:
  20,000  Express Scripts*                        1,223,000
  40,000  HCA, Inc.                               1,474,400                 Unrealized appreciation          $  9,155,833
  40,000  Lab Corp of America*                    1,148,000                 Unrealized depreciation            (1,245,370)
  25,000  Oxford Health Plans*                    1,032,750                                                   -----------
  40,000  Pharmaceutical Products*                  959,600                 Net unrealized appreciation      $  7,910,463
  25,000  Quest Diagnostics*                      1,516,000                                                   ===========
             Total Health Care Goods &         ------------                 * Non-income producing
               Services                           9,473,050                   ADR - American Depositary Receipt
                                               ------------

===========================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                   2


THE ELITE INCOME FUND

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
                                                                                                                  VALUE
    PAR VALUE   BONDS 90.41%                                                     MATURITY      COUPON            NOTE 2A
    ---------   ------------                                                     --------      ------            -------
                GOVERNMENT BONDS & AGENCIES 8.42%
$     100,000   Federal Home Loan Bank                                           01/30/04       3.000%        $   100,621
       60,000   Province of Ontario                                              06/22/04       7.625%             62,789
      250,000   U.S. Treasury Note                                               09/30/04       1.875%            252,002
    1,000,000   U.S. Treasury Bond                                               05/15/16       7.250%          1,278,594
                                                                                                              -----------
                  Total Government Bonds & Agencies                                                             1,694,006
                                                                                                              -----------

                ASSET/MORTGAGE BACKED 9.15%
      500,000   Nissan Auto Receivable                                           12/15/06       1.890%            502,989
      136,000   Daimler Chrysler Rec. Auto Trust                                 12/06/07       3.530%            140,334
      168,798   Fannie Mae (1993-93HA)                                           01/25/08       6.750%            172,961
      118,000   HAROT - 2003-03 A4 (Honda Motor Rec.)                            11/21/08       2.770%            119,474
      600,000   CNH Wholesale Master Note (Case New Holland)                     08/15/09       0.300%            600,000
      174,257   GNMA                                                             02/15/17       6.000%            182,888
      116,756   GNMA                                                             09/15/17       5.500%            121,723
                                                                                                              -----------
                  Total Asset/Mortgage Backed                                                                   1,840,369
                                                                                                              -----------

                CORPORATE INDUSTRIAL BONDS 19.09%
      429,000   Turner Broadcasting                                              02/01/04       7.400%            437,021
      500,000   EOG Resources                                                    09/15/04       6.500%            522,215
      300,000   Cox Communications                                               09/20/04       6.690%            313,146
      470,000   Transocean, Inc.                                                 04/15/05       6.750%            502,613
      300,000   Pennzoil Co.                                                     11/01/05      10.250%            347,265
      300,000   Liberty Media                                                    09/17/06       2.640%            298,412
      250,000   McDonnell Douglas                                                11/01/06       6.875%            275,016
      500,000   Jones Intercable                                                 04/01/07       8.875%            536,076
      535,000   TRW, Inc.                                                        04/18/07       7.370%            606,378
                                                                                                              -----------
                  Total Corporate Industrial Bonds                                                              3,838,142
                                                                                                              -----------

                FINANCIAL INTERMEDIARIES 18.69%
      100,000   Household Finance Netherlands                                    12/01/03       6.200%            100,750
       20,000   First of America                                                 02/01/04       8.500%             20,478
      105,000   GMAC                                                             02/24/04       8.250%            107,310
      200,000   Bank of America                                                  03/01/04       5.750%            203,717
      250,000   Southtrust Corp.                                                 05/01/04       7.625%            258,770
      119,000   Bank of America                                                  06/15/04       7.625%            124,160
      825,000   Household Finance                                                09/25/04       5.875%            859,363
       70,000   Crestar Financial                                                11/14/04       8.750%             75,739
      162,000   Ford Motor Credit                                                03/15/05       7.500%            171,890
      500,000   General Electric Credit                                          01/30/06       2.850%            510,034
      100,000   Ford Motor Credit                                                02/01/06       6.785%            106,381
      123,000   Commercial Credit Co.                                            07/01/07       6.750%            139,329
      315,000   Norwest Financial, Inc.                                          12/15/07       6.250%            353,541
      700,000   GMAC                                                             01/14/09       5.850%            726,977
                                                                                                              -----------
                  Total Financial Intermediaries                                                                3,758,439
                                                                                                              -----------
                ELECTRIC UTILITY - HOLDING COMPANY 3.38%
      675,000   Dominion Resources                                               01/15/04       3.875%            679,298
                                                                                                              -----------
                  Total Electric Utility - Holding Company                                                        679,298
                                                                                                              -----------

===========================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                   3



THE ELITE INCOME FUND

PORTFOLIO OF INVESTMENTS - (CONTINUED)

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------------------------------------

                                                                                                                  MARKET
                                                                                                                  VALUE
 PAR VALUE      BONDS 90.41%                                                     MATURITY      COUPON            NOTE 2A
 ---------      ------------                                                     --------      ------            -------
                ELECTRIC UTILITY - INTEGRATED 22.10%
$     240,000   Pacificorp                                                       07/15/04       6.750%        $   249,384
      250,000   Union Electric                                                   08/01/04       6.875%            261,320
      750,000   Entergy Arkansas                                                 07/01/05       6.125%            795,025
      133,000   Northern States Power                                            12/01/05       6.125%            143,672
      500,000   Hawaiian Electric                                                12/05/05       6.660%            540,799
      885,000   Appalachian Power                                                03/01/06       6.800%            969,875
      485,000   Indiana Michigan Power                                           12/15/06       6.125%            535,505
      100,000   Puget Sound Energy                                               06/01/08       3.363%             98,313
      750,000   Puget Sound Energy                                               06/15/18       6.740%            848,051
                                                                                                              -----------
                  Total Electric Utility - Integrated                                                           4,441,944
                                                                                                              -----------

                UTILITY - OTHER 9.58%
      500,000   AT&T                                                             03/15/04       5.625%            510,115
      495,000   Consolidated Natural Gas                                         10/01/04       7.250%            519,891
      150,000   NY Telephone                                                     03/01/05       6.500%            160,403
      165,000   Deutsche Telekom                                                 06/15/05       8.250%            181,722
      500,000   GTE Southwest                                                    01/01/07       6.230%            554,241
                                                                                                              -----------
                  Total Utility - Other                                                                         1,926,372
                                                                                                              -----------
                  Total Value of Bonds (Cost $17,469,179)                                                      18,178,570
                                                                                                              -----------

       SHARES   PREFERRED/COMMON STOCK 3.04%
       15,400   Glenborough Realty $1.93 Series A, Convertible                                                    369,138
        8,000   Fleetboston Financial                                                                             241,200
                                                                                                              -----------
                  Total Preferred/Common Stock (Cost $453,421)                                                    610,338
                                                                                                              -----------
                Total Investments (Cost $17,922,600)                                93.45%                     18,788,908
                Cash and receivables in excess of liabilities                        6.55%                      1,317,999
                                                                                  --------                    -----------
                Net Assets                                                         100.00%                  $  20,106,907
                                                                                  ========                    ===========


                At September 30, 2003, unrealized appreciation/depreciation of securities for Federal Income Tax purposes based on tax cost of $18,094,321 is as follows:


                  Unrealized appreciation                                                                      $  703,807
                  Unrealized depreciation                                                                          (9,220)
                                                                                                              -----------
                  Net unrealized appreciation                                                                  $  694,587
                                                                                                              ===========

===========================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                   4


THE ELITE GROUP

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------------

                                                                                      THE ELITE
                                                                                       GROWTH &                THE ELITE
                                                                                     INCOME FUND              INCOME FUND
                                                                                     -----------              -----------
ASSETS
Investments in securities at value
   (Cost $42,008,356 and $17,922,600, respectively)
   (NOTES 2A AND 3)                                                                   $  50,010,716         $  18,788,908
Cash and cash equivalents                                                                   224,731             1,099,220
Receivables
   Interest                                                                                     164               253,202
   Dividends                                                                                 66,677                10,259
   Fund shares sold                                                                           1,950                   250
                                                                                       ------------         -------------
     Total Assets                                                                        50,304,238            20,151,839
                                                                                       ------------         -------------

LIABILITIES
Payables:
   Investment management fees                                                                42,103                11,207
   Fund shares redeemed                                                                      55,140                 5,673
   Distributions                                                                             40,721                14,452
   Accrued expenses                                                                          18,387                13,600
                                                                                       ------------         -------------
     Total Liabilities                                                                      156,351                44,932
                                                                                       ------------         -------------

NET ASSETS
The Elite Growth & Income Fund -
   Applicable to 2,765,294 shares outstanding                                         $  50,147,887
                                                                                      =============

The Elite Income Fund -
   Applicable to 1,932,643 shares outstanding                                                               $  20,106,907
                                                                                                            =============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (net assets / shares outstanding)                                         $18.13                $10.40
                                                                                             ======                ======

At September 30, 2003, the components of net assets were as follows:

   Paid-in capital                                                                    $  42,237,424         $  19,412,320
   Accumulated net operating loss                                                               -                (171,721)
   Accumulated net realized loss on investments                                             (91,897)                  -
   Net unrealized appreciation                                                            8,002,360               866,308
                                                                                       ------------         -------------
   Net Assets                                                                         $  50,147,887         $  20,106,907
                                                                                      =============         =============

===========================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                   5



THE ELITE GROUP

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------------

                                                                                        THE ELITE
                                                                                         GROWTH &              THE ELITE
                                                                                       INCOME FUND            INCOME FUND
                                                                                       -----------            -----------
INVESTMENT INCOME
   Income:
     Interest                                                                          $      4,719         $    890,231
     Dividends                                                                              558,901               43,211
                                                                                       ------------         -------------
       Total Income                                                                         563,620              933,442
                                                                                       ------------         -------------
   Expenses:
     Investment management fee                                                              470,758              147,837
     Transfer agent fees                                                                     58,567               23,368
     Custodian fees                                                                          17,063                9,179
     Professional fees                                                                       22,403                7,073
     Trustee fees and expenses                                                               13,236                6,384
     Recordkeeping services                                                                  37,241               16,594
     Shareholder reports                                                                      8,311                3,687
     Registration fees and other                                                              5,148                8,496
                                                                                       ------------         -------------
       Total Expenses                                                                       632,727              222,618

   Fees paid indirectly (NOTE 5)                                                            (68,530)              (7,000)
   Fees paid by manager (NOTE 4)                                                                -                (14,982)
                                                                                       ------------         -------------
       Net Expenses                                                                         564,197              200,636
                                                                                       ------------         -------------
       Net Investment Income (Loss)                                                            (577)             732,806
                                                                                       ------------         -------------

REALIZED  AND  UNREALIZED  GAIN  (LOSS) ON
  INVESTMENT  SECURITIES  AND  OPTIONS CONTRACTS
     Net realized gain (loss):
     Investment securities                                                                4,810,349              366,765
     Expired and closed covered call options written (NOTE 3)                              (148,546)                 -
                                                                                       ------------         -------------
     Net realized gain on investment securities and option contracts                      4,661,803              366,765
     Net increase (decrease) in unrealized appreciation of
       investment securities and option contracts                                         4,137,417              (59,235)
     Net realized and unrealized gain on investment securities
       and option contracts                                                               8,799,220              307,530
                                                                                       ------------         -------------
     Net increase in net assets resulting from operations                              $  8,798,643         $  1,040,336
                                                                                       ============         =============


===========================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                   6


THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------

                                                                                           2003                  2002
                                                                                           ----                  ----
OPERATIONS
   Net investment income (loss)                                                       $        (577)       $       39,050
   Net realized gain (loss) on investment securities
     and options contracts                                                                4,661,803            (2,491,493)
   Net increase (decrease) in unrealized appreciation
     of investment securities                                                             4,137,417           (15,241,220)
                                                                                       ------------         -------------
       Net increase (decrease) in net assets resulting from operations                    8,798,643           (17,693,663)

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.01 and $0.00 per share, respectively)                                              (38,313)              (11,700)
   Distribution from net realized gains on investment transactions
     ($0.83 and $0.02 per share, respectively)                                           (2,198,830)              (42,567)

CAPITAL SHARE TRANSACTIONS
   Increase in net assets resulting from capital share transactions (a)                     602,360             1,780,104
                                                                                       ------------         -------------
       Total increase (decrease) in net assets                                            7,163,860           (15,967,826)

NET ASSETS
   Beginning of year                                                                     42,984,027            58,951,853
                                                                                       ------------         -------------
   End of year
     (including undistributed net investment income of
     $0 and $27,350, respectively)                                                    $  50,147,887        $   42,984,027
                                                                                      =============        ==============


(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                                      YEAR ENDED                       YEAR ENDED
                                                                  SEPTEMBER 30, 2003                SEPTEMBER 30, 2002
                                                                  ------------------                ------------------
                                                                SHARES           VALUE            SHARES           VALUE
                                                                ------           -----            ------           -----
     Shares sold                                                261,311   $   4,553,061           703,625   $  14,910,815
     Shares issued in reinvestment of distributions             121,207       2,194,876             2,189          51,917
                                                                -------      ----------           -------     -----------
                                                                382,518       6,747,937           705,814      14,962,732
     Shares redeemed                                           (360,810)     (6,145,577)         (635,512)    (13,182,628)
                                                                -------      ----------           -------     -----------
     Net increase                                                21,708   $     602,360            70,302   $   1,780,104
                                                                =======      ==========           =======     ===========


===========================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                   7



THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------


                                                                                             2003                  2002
                                                                                             ----                  ----
OPERATIONS
   Net investment income                                                                 $  732,806          $  1,040,519
   Net realized gain on investment securities                                               366,765               217,115
   Net decrease in unrealized appreciation of investment securities                         (59,235)              (99,298)
                                                                                         ----------          ------------
       Net increase in net assets resulting from operations                               1,040,336             1,158,336

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.56 and $0.50 per share, respectively)                                           (1,112,457)           (1,012,340)

   Distributions from net realized gains on investment transactions
     ($0.09 and $0.04, respectively)                                                       (170,343)              (76,315)

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets resulting from capital
     share transactions (a)                                                              (2,934,730)            2,654,066
                                                                                         ----------          ------------
       Total increase (decrease) in net assets                                           (3,177,194)            2,723,747

NET ASSETS
   Beginning of year                                                                     23,284,101            20,560,354
                                                                                         ----------          ------------
   End of year
     (including undistributed net investment income (deficit) of

     $(171,721) and $41,801, respectively)                                            $  20,106,907         $  23,284,101
                                                                                         ==========          ============


(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                                       YEAR ENDED                      YEAR ENDED
                                                                   SEPTEMBER 30, 2003              SEPTEMBER 30, 2002
                                                                   ------------------              ------------------
                                                                SHARES          VALUE             SHARES          VALUE
                                                                ------          -----             ------          -----
     Shares sold                                                353,636   $   3,741,993           540,882   $   5,687,045
     Shares issued in reinvestment of distributions             117,191       1,227,844            99,127       1,034,839
                                                               --------      ----------           -------      ----------
                                                                470,827       4,969,837           640,009       6,721,884

     Shares redeemed                                           (748,546)     (7,904,567)         (385,553)     (4,067,818)
                                                               --------      ----------           -------      ----------
     Net increase (decrease)                                   (277,719)  $  (2,934,730)          254,456   $   2,654,066
                                                               ========      ==========           =======      ==========


===========================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                   8



THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
---------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------------------------------------------
                                                          2003          2002          2001          2000          1999
                                                          ----          ----          ----          ----          ----
NET ASSET VALUE, BEGINNING OF YEAR                    $  15.67       $ 22.05       $ 26.39       $ 22.45       $  21.02
                                                      --------       -------       -------       -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                   -            0.01          0.06          0.11           0.18
   Net gain (loss) on securities
     (both realized and unrealized)                       3.30         (6.37)        (2.95)         5.09           1.43
                                                      --------       -------       -------       -------       --------
       Total from investment operations                   3.30         (6.36)        (2.89)         5.20           1.61
                                                      --------       -------       -------       -------       --------

LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.01)        (0.00)**      (0.06)        (0.11)         (0.18)
   Distribution from net realized gains                  (0.83)        (0.02)        (1.39)        (1.15)           -
                                                      --------       -------       -------       -------       --------
       Total distributions                               (0.84)        (0.02)        (1.45)        (1.26)         (0.18)
                                                      --------       -------       -------       -------       --------
NET ASSET VALUE, END OF YEAR                           $ 18.13       $ 15.67       $ 22.05       $ 26.39       $  22.45
                                                      ========       =======       =======       =======       ========
TOTAL RETURN                                             21.10%       (28.87)%      (11.07)%       23.24%          7.62%

RATIONS / SUPPLEMENTAL DATA
   Net asset value, end of year (in 000's)             $50,148       $42,984       $58,952        $67,007       $68,947
   Ratio of expenses to average net assets*               1.34%         1.38%         1.23%         1.27%          1.25%
   Ratio of net investment income to
     average net assets                                   0.00%         0.07%         0.23%         0.45%          0.75%

PORTFOLIO TURNOVER                                      184.10%       168.61%       121.67%        98.83%        133.11%


* Ratio reflects fees paid through a directed brokerage arrangement. The expense ratios for 2003, 2002, 2001, 2000, and 1999 after reduction of fees paid through the directed brokerage arrangement were 1.20%, 1.29%, 1.19%, 1.11% and 1.12%, respectively.

** Distribution less than $0.01 per share.


===========================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                   9



THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------------
                                                             2003         2002         2001          2000         1999
                                                             ----         ----         ----          ----         ----
NET ASSET VALUE, BEGINNING OF YEAR                         $ 10.53      $ 10.51      $ 10.00      $   9.96     $  10.72
                                                          --------      -------      -------       -------      -------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.37         0.49         0.57**        0.61**       0.59**
   Net gain (loss) on securities
     (both realized and unrealized)                           0.15         0.07         0.52          0.02        (0.76)
                                                          --------      -------      -------       -------      -------
       Total from investment operations                       0.52         0.56         1.09          0.63        (0.17)
                                                          --------      -------      -------       -------      -------

LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.56)       (0.50)       (0.58)        (0.59)       (0.59)
   Distributions from net realized gains                     (0.09)       (0.04)          -            -            -
                                                          --------      -------      -------       -------      -------
       Total distributions                                   (0.65)       (0.54)       (0.58)        (0.59)       (0.59)
                                                          --------      -------      -------       -------      -------
NET ASSET VALUE, END OF YEAR                               $ 10.40      $ 10.53      $ 10.51      $  10.00     $   9.96
                                                          ========      =======      =======       =======      =======

TOTAL RETURN                                                  5.03%        5.42%       11.10%         6.51%       (1.62)%

RATIOS / SUPPLEMENTAL DATA
   Net asset value, end of year (in 000's)                 $20,107       $23,284      $20,560      $18,287      $25,902
   Ratio of expenses to average net assets*                   1.05%        1.01%        0.96%         1.02%        0.95%
   Ratio of net investment income to
     average net assets                                       3.47%        4.61%        5.60%         5.78%        5.60%

PORTFOLIO TURNOVER                                           69.17%       66.74%        6.03%         5.55%       33.01%


* Ratio reflects expenses prior to reimbursement from manager and includes fees paid through a directed brokerage arrangement. Expense ratio after reimbursement and reduction of fees paid through a directed brokerage agreement was 0.95%, 0.94%, 0.84%, 0.95% and 0.86% for 2003, 2002, 2001,
     2000 and 1999, respectively.

**   Effective  October 1, 2001,  the Fund adopted the  provisions  of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities and began recording paydown gains and losses as adjustments to interest income. Per share data and ratios prior to October 1, 2001 have not been restated to reflect this change in presentation.

===========================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                                                        10

THE ELITE GROUP

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Elite Growth and Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 0.45% and 5.47% of net assets for The Elite Growth and Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses and wash losses. Interest income and estimated expenses are accrued daily.

     On  September  30,  2003,   The  Elite  Growth  &  Income  Fund   decreased
     undistributed net investment income $9,270 and increased paid-in capital by $9,270 due primarily to differing book/tax treatment of distributions.

     On September 30, 2003, The Elite Income Fund increased undistributed net investment income $166,129, decreased paid-in capital $16,442 and decreased undistributed capital gains by $149,687 due primarily to differing book/tax treatment of distributions and bond amortization.

================================================================================



THE ELITE GROUP

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
     Actual results could differ from those estimates.


NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2003, purchases and sales of securities, other than options and short-term notes were as follows:

                                                                                          PURCHASES               SALES
                                                                                          ---------               -----
     The Elite Growth and Income Fund                                                 $  86,129,278         $  86,537,575
     The Elite Income Fund                                                            $  13,902,050         $  15,459,101

For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

                                                                                            NUMBER OF
                                                                                           CONTRACTS*            PREMIUMS
                                                                                           ----------            --------
     Options outstanding on September 30, 2002                                                  540         $     231,593
     Options written                                                                         14,910             4,157,512
     Options terminated in closing purchase transactions                                    (13,300)           (3,922,877)
     Options exercised                                                                          -                     -
     Options expired                                                                            -                     -
                                                                                           ----------            --------
     Options outstanding on September 30, 2003                                                2,150         $     466,228
                                                                                           ==========            ========
     * Each contract represents 100 shares of common stock


NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimburse-ments may cease at any time without prior notice.


NOTE 5 - DIRECTED BROKERAGE ARRANGEMENT

In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. Expenses paid under this arrangement during the year ended September 30, 2003 were $75,530.




================================================================================
                                                                              12

THE ELITE GROUP

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 6 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods, financial intermediaries, health care, insurance, and pharmaceutical industries. The Elite Income Fund has investments in excess of 10% in the electric utilities and financial industries.


NOTE 7 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended September 30, 2003 and 2002 were as follows:

                                                                                              2003                2002
                                                                                              ----                ----
The Elite Growth & Income Fund
     Distributions from ordinary income                                                $     38,313          $     54,267
     Distributions from long-term capital gains                                        $  2,198,830          $        -

The Elite Income Fund
     Distribution from ordinary income                                                 $  1,112,457          $  1,012,340
     Distribution from long-term capital gains                                         $    170,343          $     76,315

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

The Elite Growth & Income Fund

     Unrealized appreciation of securities                                                                   $  7,910,463
                                                                                                             ============

The Elite Income Fund

     Unrealized appreciation of securities                                                                       $694,587
                                                                                                                 ========

===========================================================================================================================
                                                                                                                        13

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:


                                                                                                       LENGTH OF TIME
TRUSTEE                   ADDRESS                          AGE         POSITION HELD WITH THE TRUST     SERVED (YEARS)
----------------------------------------------------------------------------------------------------------------------
Richard S. McCormick      1325 4th Avenue                  56          Chairman, Board of Trustees and           16
                          Suite 1744                                   President
                          Seattle, WA  98101
----------------------------------------------------------------------------------------------------------------------

John W. Meisenbach        2100 Washington Bldg.            66          Trustee, Treasurer and Secretary          13
                          Seattle, WA  98101
----------------------------------------------------------------------------------------------------------------------

Lee A. Miller             P.O. Box 1882                    70          Trustee                                    6
                          Vashon Island, WA 98070
----------------------------------------------------------------------------------------------------------------------

John M. Parker            2400 Financial Center Bldg.      54          Trustee                                   16
                          Seattle, WA  98161
----------------------------------------------------------------------------------------------------------------------

Jack R. Policar           1065 Financial Center Bldg.      55          Trustee                                   16
                          Seattle, WA  98161
----------------------------------------------------------------------------------------------------------------------

William L. Notaro         35011 Rhododendron Drive         61          Trustee                                   New
                          Snoqualmie, WA  98065
----------------------------------------------------------------------------------------------------------------------


Each Trustee oversees two portfolios of the Trust, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below.

*  Richard S. McCormick                            President and Chief Executive Officer of the Investment Manager

*  John W. Meisenbach                              Partner in MCM Financial
                                                   Director of Costco Wholesale and Expeditors International

   Lee A. Miller                                   Private Investor
                                                   Vice President of Merrill Lynch & Co.

   John M. Parker                                  Sr. Vice President of Kennedy Associates, Inc.

   Jack R. Policar                                 President and Chief Executive of J. R. Policar, Inc.
                                                   Certified Public Accounting Firm

   William L. Notaro                               Executive Vice President of Merriman Investment Trust,
                                                   Merriman Investment Management Company.




* TRUSTEES  DEEMED TO BE AN "INTERESTED  PERSON" OF THE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.


===========================================================================================================================
                                                                                                                        14

ITEM 2.   CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Pursuant to Item 10(a), a copy of its code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted an express or implied waiver from the provisions of the code of ethics.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


The Board of Trustees has determined that Jack R. Policar as an Independent Trustee does qualify as an "Audit Committee Financial Expert".

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES

Not required


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8.   [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30A-2 under the Act (17 Cfr 270.30A-2): Attached hereto

                                 SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Elite Group of Mutual Funds
              -------------------------------------------------------



By (Signature and Title)*     /s/ Richard S. McCormick
                          -------------------------------------------
                          Richard S. McCormick, President


Date     November 24, 2003
        -----------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Richard S. McCormick
                          ----------------------------------------------
                         Richard S. McCormick, President


Date     November 24, 2003
        -----------------------------------------




By (Signature and Title)*   /s/ John W. Meisenbach
                          -----------------------------------------------
                          John W. Meisenbach, Treasurer


Date     November 24, 2003
        -----------------------------------------


* Print the name and title of each signing officer under his or her signature.